Share incentive plan (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	1,110,137
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost		$ 46
Share-based Compensation, Amount Reversed	$ 1,424
Research and Development Expense [Member]
Share-based Compensation, Amount Reversed	130
Selling and Marketing Expense [Member]
Share-based Compensation, Amount Reversed	287
General and Administrative Expense [Member]
Share-based Compensation, Amount Reversed	$ 1,007
Incentive Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,345,960
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	694,179
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,658,416
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.56	$ 4.16	$ 4.10
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 1,309
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years